Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Detailed Information About Property, Plant And Equipment

	Useful life range (in years)	2018	Additions	Write-offs	Reversal of impairment	Transfers	Other changes including exchange variation	2019
Cost Value:
Vehicles	2 to 5	78,072	12,463	(41,883)	-	99	(3,173)	45,578
Templates	3	203,814	1,499	(23,823)	-	10,874	192	192,556
Tools and accessories	3 to20	8,161	314	(445)	-	3,910	34	11,974
Facilities	3 to 60	310,282	49	-	-	(1,534)	975	309,772
Machinery and accessories	3 to 15	819,919	9,563	(1,259)	-	54,336	(16,108)	866,451
Leasehold improvements	2 to 20	577,217	46,869	(23,243)	(1,958)	20,645	(4,427)	615,103
Buildings	14 a 60	940,002	2,245	-	(887)	(555,221)	818	386,957
Furniture and fixture	2 to 25	362,817	40,118	(3,031)	(3,514)	16,978	(15,641)	397,727
Land	-	30,525	-	-	-	4,653	(21)	35,157
IT equipment	3 to 15	263,524	21,976	(3,902)	-	18,483	(2,853)	297,228
Projects in progress	-	103,463	204,107	(2,247)	-	(146,598)	(2,714)	156,011

Total cost		3,697,796	339,203	(99,833)	(6,359)	(573,375)	(42,918)	3,314,514

Depreciation value:
Vehicles		(31,784)	(15,832)	27,478	-	(7)	3,221	(16,924)
Templates		(191,501)	(8,314)	23,739	-	148	(10)	(175,938)
Tools and accessories		(2,954)	(687)	410	-	-	(24)	(3,255)
Facilities		(147,309)	(20,703)	-	-	1,234	(584)	(167,362)
Machinery and accessories		(379,050)	(56,617)	657	-	-	18,274	(416,736)
Leasehold improvements		(217,167)	(90,281)	19,089	-	5,292	15,696	(267,371)
Buildings		(191,422)	(7,315)	-	-	96,558	394	(101,785)
Furniture and fixture		(138,078)	(78,988)	2,734	-	(184)	20,543	(193,973)
IT equipment		(161,817)	(44,606)	3,443	-	(936)	6,635	(197,281)

Total accrued depreciation		(1,461,082)	(323,343)	77,550	-	102,105	64,145	(1,540,625)

Net total		2,236,714	15,860	(22,283)	(6,359)	(471,270)	21,227	1,773,889

Cost Value:	Useful life range (in years)	2017	Additions	Write-offs	Reversal of impairment	Transfers	Other changes including exchange variation	2018
Vehicles	2 to 5	73,775	25,215	(20,835)	-	320	(403)	78,072
Templates	3	219,402	95	(23,925)	-	7,930	312	203,814
Tools and accessories	3 to 20	6,404	57	-	-	1,499	201	8,161
Facilities	3 to 60	297,943	3,961	(223)	-	2,108	6,493	310,282
Machinery and accessories	3 to 15	783,134	11,213	(433)	-	4,807	21,198	819,919
Leasehold improvements	2 to 20	668,255	33,549	(9,477)	(128)	62,324	(177,306)	577,217
Buildings	14 to 60	965,596	440	(94)	57	9	(26,006)	940,002
Furniture and fixture	2 to 25	797,929	34,887	(585)	(2,896)	11,373	(477,891)	362,817
Land	-	30,525	-	-	-	-	-	30,525
IT equipment	3 to 15	294,401	24,488	(2,093)	582	18,460	(72,314)	263,524
Projects in progress	-	78,414	157,829	(3,214)	-	(132,542)	2,976	103,463

Total cost		4,215,778	291,734	(60,879)	(2,385)	(23,712)	(722,740)	3,697,796

Depreciation value:
Vehicles		(29,633)	(16,524)	14,065	-	10	298	(31,784)
Templates		(201,313)	(14,710)	24,567	-	4	(49)	(191,501)
Tools and accessories		(2,393)	(407)	-	-	-	(154)	(2,954)
Facilities		(128,540)	(17,333)	-	-	(1)	(1,435)	(147,309)
Machinery and accessories		(327,579)	(56,399)	257	-	-	4,671	(379,050)
Leasehold improvements		(385,286)	(82,950)	7,867	-	529	242,673	(217,167)
Buildings		(158,801)	(43,092)	-	-	-	10,471	(191,422)
Furniture and fixture		(508,942)	(89,478)	458	-	269	459,615	(138,078)
IT equipment		(196,617)	(45,426)	2,061	-	239	77,926	(161,817)

Total accrued depreciation		(1,939,104)	(366,319)	49,275	-	1,050	794,016	(1,461,082)

Net total		2,276,674	(74,585)	(11,604)	(2,385)	(22,662)	71,276	2,236,714